Class A Common Stock Subject to Possible Redemption	12 Months Ended
Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Class A Common Stock Subject to Possible Redemption
Note 6-Class A Common Stock Subject to Possible Redemption
The Company’s Class A common stock feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue
200,000,000

shares of Class A common stock with a par value of $
0.0001
 per share. Holders of the Company’s Class A common stock are entitled to one
 vote for each share. As of December 31, 2022 and 2021, there were

7,948,405
and
40,000,000
 shares of Class A common stock outstanding, all of which were subject to possible redemption.
The Class A common stock issued in the Initial Public Offering and issued as part of the Over-Allotment Units were recognized in Class A common stock subject to possible redemption as follows:

Gross proceeds from Initial Public Offering	$400,000,000
Less:
Fair value of Public Warrants at issuance	(24,533,330)
Offering costs allocated to Class A common stock subject to possible redemption	(21,284,250)
Plus:
Accretion on Class A common stock subject to possible redemption amount	45,817,580
Class A common stock subject to possible redemption, as of December 31, 2021	$400,000,000
Accretion on Class A common stock subject to possible redemption amount	4,101,927
Redemption of Class A common stock subject to possible redemption amount	(324,362,141)

Class A common stock subject to possible redemption, as of December 31, 2022	$79,739,786